FINANCIAL RISK MANAGEMENT (Investments in financial assets - credit risk) (Details) - Credit risk - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,276,605	$ 537,882
Other Investments - Current and Non-Current
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,357,485	816,157
Fixed Income (time-deposit, zero-coupon bonds, commercial papers)
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	863,416	579,917
Deposit certificates
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	710,996	451,857
Commercial papers
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	92,729	128,060
Other
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	59,691	0
Bonds and other fixed income
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	490,806	233,611
Non - U.S. government securities
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	367,333	135,671
Corporate securities
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	123,473	97,940
Other notes
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 3,263	$ 2,629